Accrued Liabilities and Other Payables (Details)		1 Months Ended
	Nov. 13, 2019	Jun. 17, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Feb. 15, 2019 USD ($)	Feb. 15, 2019 CNY (¥)
Accrued Liabilities and Other Payables (Details) [Line Items]
Bears interest percentage			8.00%	8.00%
Subscription Agreement, description	On November 13, 2019, the Company entered into a Share Subscription Agreement with Geely Technology to issue 21,794,872 preferred shares at a purchase price of $1.95 per share for an aggregate purchase price of $42,500,000. Per the terms of the agreement, the Company recognized $32,910,257 as a loan. The Company received $21,743,857 as of December 31, 2019 and the remaining amount was received in January 2020. Geely Technology may request repayment after November of 2020, and under such circumstance, the Company shall pay it back in January of 2021.
Stock subscription agreement, description		the Company entered into a preferred stock subscription agreement with Daci Haojin Foundation Limited (“Daci Haojin”) to issue 15,000,000 preferred shares for $45,000,000. However, due to the impact of the travel restriction as a result of Covid-19 between Hong Kong and Mainland China, Daci Haojin has not fulfilled their subscription obligations as of December 31, 2020.
Contractual obligations			$ 45,000,000		$ 41,000	¥ 270,000
Daci Haojin [Member]
Accrued Liabilities and Other Payables (Details) [Line Items]
Contractual obligations			$ 2,663,835	¥ 17,400,000